AIP MULTI-STRATEGY FUND P

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

VIA EDGAR

May 5, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AIP Multi-Strategy Fund P

  File Nos. 333-149943; 811-22193

Ladies and Gentlemen:

On behalf of AIP Multi-Strategy Fund P (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-2, filed on April 29, 2014, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2014, accession number 0001193125-14-166532.

If you have any questions, please feel free to contact our counsel at Dechert LLP, Richard Horowitz at (212) 698-3525 or Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ John F. Cacchione
John F. Cacchione
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti